UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 77.1% (51.7% of Total investments)		$669,553,246
(Cost $457,611,367)
Communication services 4.2%		36,441,850
Diversified telecommunication services 4.2%
AT&T, Inc.	575,000	17,284,500
CenturyLink, Inc. (A)(B)	355,000	5,438,600
Verizon Communications, Inc.	249,160	13,718,750
Energy 15.1%		130,665,316
Oil, gas and consumable fuels 15.1%
BP PLC, ADR (C)	810,450	33,325,704
Enbridge, Inc.	347,106	12,711,022
Equitrans Midstream Corp. (A)(B)(D)	520,000	10,826,400
Kinder Morgan, Inc.	550,000	9,955,000
ONEOK, Inc.	545,000	34,994,450
Royal Dutch Shell PLC, ADR, Class A	258,000	15,926,340
The Williams Companies, Inc.	480,000	12,926,400
Financials 2.6%		22,888,350
Banks 1.2%
PacWest Bancorp (A)(B)	285,000	10,998,150
Capital markets 1.4%
Ares Management Corp., Class A (A)(B)	570,000	11,890,200
Utilities 55.2%		479,557,730
Electric utilities 30.0%
Alliant Energy Corp.	390,000	17,343,300
American Electric Power Company, Inc. (A)(B)(C)	540,000	42,724,800
Avangrid, Inc. (A)(B)	465,000	23,189,550
Duke Energy Corp. (A)(B)	320,000	28,089,600
Entergy Corp. (A)(B)	338,000	30,146,220
Eversource Energy (A)(B)	460,000	31,928,600
FirstEnergy Corp.	290,000	11,368,000
OGE Energy Corp. (C)	540,000	22,113,000
Pinnacle West Capital Corp.	50,000	4,406,000
PPL Corp. (A)(B)	590,000	18,478,800
The Southern Company	405,000	19,683,000
Xcel Energy, Inc.	207,000	10,838,520
Gas utilities 1.3%
Atmos Energy Corp.	95,000	9,274,850
ONE Gas, Inc.	25,000	2,053,750
Independent power and renewable electricity producers 1.5%
AES Corp.	800,000	13,112,000
Multi-utilities 22.4%
Ameren Corp. (A)(B)(C)	540,000	37,443,600
Black Hills Corp. (A)(B)	440,000	29,871,600
CenterPoint Energy, Inc. (A)(B)	880,000	27,209,600
Dominion Energy, Inc. (A)(B)	400,000	28,096,000
DTE Energy Company (A)(B)(C)	250,000	29,437,500
National Grid PLC, ADR	275,833	15,030,140
NiSource, Inc.	770,000	21,005,600
Public Service Enterprise Group, Inc.	70,000	3,818,500

Vectren Corp. (C)	40,000	2,895,200
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Preferred securities 57.2% (38.4% of Total investments)		$496,775,260
(Cost $496,995,708)
Communication services 3.8%		32,780,282
Diversified telecommunication services 2.0%
Qwest Corp., 6.125% (C)	730,000	15,760,700
Verizon Communications, Inc., 5.900%	60,000	1,563,000
Wireless telecommunication services 1.8%
Telephone & Data Systems, Inc., 5.875%	340,000	7,388,200
Telephone & Data Systems, Inc., 6.625%	39,768	1,005,733
Telephone & Data Systems, Inc., 6.875%	261,064	6,317,749
United States Cellular Corp., 6.950%	30,000	744,900
Energy 0.6%		5,292,000
Oil, gas and consumable fuels 0.6%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,292,000
Financials 24.7%		214,442,300
Banks 13.7%
Bank of America Corp., 6.500%	177,178	4,594,226
BB&T Corp. (Callable 5-1-19), 5.200%	225,000	5,436,000
BB&T Corp. (Callable 3-5-19), 5.200%	480,000	11,558,400
BB&T Corp., 5.625%	606,000	15,150,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	210,854	5,587,631
JPMorgan Chase & Co., 5.450%	245,000	6,137,250
JPMorgan Chase & Co., 6.100%	510,000	13,183,500
JPMorgan Chase & Co., 6.125%	98,888	2,554,277
JPMorgan Chase & Co., 6.700%	30,000	756,300
MB Financial, Inc., 6.000% (A)(B)	400,000	10,068,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	4,715,040
The PNC Financial Services Group, Inc., 5.375% (C)	280,000	6,972,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,054,000
U.S. Bancorp, 5.150% (C)	720,000	17,640,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	296,000	8,045,280
Wells Fargo & Company, 6.000%	215,000	5,549,150
Capital markets 9.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	250,800
Morgan Stanley, 6.625%	1,057,915	26,934,516
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	5,781,600
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,862	11,004,964
State Street Corp., 5.250%	900,000	21,960,000
State Street Corp., 6.000%	192,065	4,980,245
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	656,500
The Bank of New York Mellon Corp., 5.200%	425,000	10,268,000
The Goldman Sachs Group, Inc., 6.200%	40,312	1,049,724
Consumer finance 0.7%
Capital One Financial Corp., 6.200%	100,183	2,595,742
Capital One Financial Corp., 6.700%	136,569	3,523,480
Insurance 0.7%
Aegon NV, 6.500%	96,512	2,477,463
Assurant, Inc., 6.500% (B)	26,400	2,752,728
Prudential Financial, Inc., 5.750%	47,460	1,205,484
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Industrials 0.4%		$3,441,340
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,326	3,441,340
Real estate 2.6%		22,607,324
Equity real estate investment trusts 2.6%
American Homes 4 Rent, Series D, 6.500%	30,000	719,100
Crown Castle International Corp., 6.875% (B)	20,000	21,888,224
Utilities 25.1%		218,212,014
Electric utilities 11.9%
Duke Energy Corp., 5.125%	221,008	5,476,578
Interstate Power & Light Company, 5.100% (C)	1,356,689	34,636,270
NextEra Energy Capital Holdings, Inc., 5.000%	110,000	2,558,600
NextEra Energy, Inc., 6.123%	156,000	9,252,360
PPL Capital Funding, Inc., 5.900% (A)(B)	1,013,052	25,508,649
SCE Trust II, 5.100%	1,224,000	23,402,880
The Southern Company, 6.250%	80,000	2,095,200
Gas utilities 1.2%
South Jersey Industries, Inc., 7.250%	220,200	10,816,224
Multi-utilities 12.0%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	479,050	12,809,797
CenterPoint Energy, Inc., 7.000% (B)	478,000	25,788,100
Dominion Energy, Inc., 6.750% (B)	527,000	25,322,350
DTE Energy Company, 5.250% (C)	166,933	4,181,672
DTE Energy Company, 6.500% (C)	170,000	9,259,900
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,292,000
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,845,000
Sempra Energy, 6.000%	64,600	6,481,318
Sempra Energy, 6.750%	83,400	8,485,116

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 14.2% (9.5% of Total investments)				$123,335,528
(Cost $128,341,730)
Consumer discretionary 1.1%				9,381,000
Automobiles 1.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(E)	6.500	09-30-28	10,600,000	9,381,000
Financials 11.3%				98,031,208
Banks 8.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(E)	5.875	03-15-28	8,500,000	8,304,925
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (B)(E)	7.375	08-19-25	13,000,000	13,503,749
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (B)(E)	6.000	07-06-23	13,000,000	12,366,250
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(B)(E)	6.375	04-06-24	10,500,000	10,321,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(E)	6.500	03-23-28	2,500,000	2,437,500
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(E)	5.700	04-15-23	3,000,000	2,827,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(E)	7.500	06-27-24	11,500,000	11,701,250
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(E)	8.000	08-10-25	8,624,000	9,020,704
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(B)(E)	5.900	06-15-24	2,000,000	$2,020,000
Capital markets 1.8%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (B)(E)(F)	7.500	07-17-23	6,214,000	6,338,280
E*TRADE Financial Corp. (5.300% to 3-15-23, then 3 month LIBOR + 3.160%) (B)(E)	5.300	03-15-23	10,000,000	9,080,000
Consumer finance 1.1%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (B)(E)	5.500	10-30-27	10,000,000	9,112,500
Insurance 0.1%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(B)(E)	5.875	03-15-28	1,000,000	997,050
Utilities 1.8%				15,923,320
Electric utilities 0.3%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(E)	6.250	02-01-22	3,000,000	2,820,000
Multi-utilities 1.5%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(E)	6.125	09-01-23	9,250,000	9,250,000
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(B)(E)(F)	5.650	06-15-23	4,000,000	3,853,320

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.6% (0.4% of Total investments)				$5,319,000
(Cost $5,319,000)
U.S. Government Agency 0.1%				1,167,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	1,167,000	1,167,000

	Par value^	Value
Repurchase agreement 0.5%		4,152,000

Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $4,152,150 on 2-1-19, collateralized by $4,200,000 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $4,243,310, including interest)	4,152,000	4,152,000

Total investments (Cost $1,088,267,805) 149.1%	$1,294,983,034
Other assets and liabilities, net (49.1%)	(426,507,799)
Total net assets 100.0%	$868,475,235

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-19, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-19 was $471,219,385. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $323,288,288.
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-19 was $108,079,161.
(D)	Non-income producing security.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

The fund had the following country composition as a percentage of total investments on 1-31-19:
United States	89.1%
United Kingdom	5.6%
Canada	2.4%
Netherlands	1.4%
France	1.0%
Other countries	0.5%
TOTAL	100.0%
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Mar 2019	$(116,610,278)	$(120,019,375)	$(3,409,097)
						$(3,409,097)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Dow Jones Industrial Average	USD	269.00	Mar 2019	1,233	123,300	$24,115	$(26,510)
Exchange-traded	NASDAQ 100 Index	USD	6,800.00	Feb 2019	10	1,000	138,009	(173,200)
Exchange-traded	Philadelphia Stock Exchange Utility Sector Index	USD	740.00	Mar 2019	43	4,300	27,821	(10,750)
Exchange-traded	Russell 2000 Index	USD	1,490.00	Feb 2019	52	5,200	129,247	(127,920)
Exchange-traded	S&P 100 Index	USD	1,175.00	Apr 2019	555	55,500	1,729,716	(2,503,050)
Exchange-traded	S&P 500 Index	USD	2,580.00	Feb 2019	39	3,900	114,629	(486,330)
Exchange-traded	S&P 500 Index	USD	2,740.00	Feb 2019	38	3,800	51,198	(55,100)
Exchange-traded	S&P 500 Index	USD	2,715.00	Feb 2019	39	3,900	70,862	(117,585)
							$2,285,597	$(3,500,445)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$1,634,803	$1,634,803
								—	$1,634,803	$1,634,803

(a)	At 1-31-19, the 3 month LIBOR was 2.738%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$669,553,246	$669,553,246	—	—
Preferred securities
Communication services	32,780,282	32,780,282	—	—
Energy	5,292,000	5,292,000	—	—
Financials	214,442,300	214,442,300	—	—
Industrials	3,441,340	3,441,340	—	—
Real estate	22,607,324	719,100	$21,888,224	—
Utilities	218,212,014	212,920,014	5,292,000	—
Corporate bonds	123,335,528	—	123,335,528	—
Short-term investments	5,319,000	—	5,319,000	—
Total investments in securities	$1,294,983,034	$1,139,148,282	$155,834,752	—
Derivatives:
Assets
Swap contracts	$1,634,803	—	$1,634,803	—
Liabilities
Futures	(3,409,097)	$(3,409,097)	—	—
Written options	(3,500,445)	(3,500,445)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       8

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2019, the fund used futures contracts to manage against anticipated interest rate changes.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2019, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
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	P13Q1	01/19
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019